Share Based Payment - Summary of Stock Option and SARs Activity under 2023 Plan (Details)		12 Months Ended
		Dec. 31, 2024 shares SFr / shares		Dec. 31, 2023 shares SFr / shares		Dec. 31, 2022 shares SFr / shares	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares	[1]	3,466,210		1,762,949		1,289,090
Number of Options, Granted | shares	[1]	1,811,122		1,614,000	[2]	629,295
Number of SARs, Granted | shares				134,765
Number of Options, Earnout Option Granted | shares				369,737
Number of Options, Forfeited | shares	[1]	(288,767)	[3]	(302,299)	[2],[3]	(94,273)
Number of Options, Exercised | shares	[1]	(301,511)	[3]	(112,942)	[3]	(61,163)
Number of Options, Outstanding ending balance | shares	[1]	4,687,054		3,466,210		1,762,949
Number of Options, Exercisable | shares	[1]	1,935,101		1,164,513		819,603
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares	[1]	SFr 4.5		SFr 2.39		SFr 2.05
Weighted Average Exercise Price, Granted | SFr / shares	[1]	10.24		7.49	[2]	2.98
Weighted Average Exercise Price of SARs, Granted | SFr / shares				7.27
Weighted Average Exercise Price, Earnout Option Granted | SFr / shares				0.01
Weighted Average Exercise Price, Forfeited | SFr / shares	[1]	4.38	[3]	2.62	[2],[3]	2.35
Weighted Average Exercise Price, Exercised | SFr / shares	[1]	3.17	[3]	2.43	[3]	1.85
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares	[1]	6.82		4.5		2.39
Weighted Average Exercise Price, Exercisable | SFr / shares	[1]	SFr 4.34		SFr 2.21		SFr 1.97
Granted shares expiration period		2034		2033	[2]	2031
Granted SARs expiration period				2033
Earnout options granted expiration period				2028
Forfeited shares expiration period	[2],[3]			2033
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2034		2033		2031	2030
Forfeited shares expiration period		2034	[3]			2030
Exercised shares expiration period		2033	[3]	2032	[3]	2027
Exercisable shares expiration period		2034		2033		2031
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2028		2027		2027	2026
Forfeited shares expiration period		2028	[3]			2023
Exercised shares expiration period		2027	[3]	2028	[3]	2026
Exercisable shares expiration period		2028		2028		2027

[1]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
[2]	Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Financing Activities for further details.
[3]	Forfeited amount includes earnout options forfeited during the years ended December 31, 2024 and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2024 or 2023.